Equity Method Investments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity investment in Venture Fuels Partnership
Equity investment in Venture Fuels Partnership (as a percent)	50.00%
Pre-tax income from equity method investment	$ 535	$ 1,556	$ 1,801
Distribution related to equity method investment	2,000	1,023	5,250
Equity Method Investments	7,203	8,367
Venture Fuels Partnership
Equity investment in Venture Fuels Partnership
Pre-tax income from equity method investment	800	2,400	2,800
Distribution related to equity method investment	$ 2,000	$ 1,000	$ 5,300